Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2018
Basis Of Preparation [Abstract]
Basis of Preparation

1. Basis of preparation

Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements. The condensed financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Accounting Standard IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), and are unaudited. These interim financial statements do not include all of the notes and disclosures required by International Financial Reporting Standards, as issued by the IASB, for annual consolidated financial statements and should therefore be read in conjunction with our annual report on Form 20-F for the year ended June 30, 2018.

Preparation of interim financial statements for users in multiple jurisdictions

The Company has prepared the interim financial statements to conform to the requirements and needs of users of the financial statements located in both Australia and the U.S.

U.S. users: The Company has prepared the interim financial statements to conform to the requirements of IAS 34 Interim Financial Reporting. Consistent with U.S. domestic registrants, the Company has labelled the interim financial information “unaudited” because the interim financial information is not subject to an audit by our independent registered public accounting firm. The auditor’s independence declaration and independent auditor’s review report are included within this filing to meet the requirements of Australian laws and regulations and are furnished, not filed, for the purposes of incorporation of the related financial statements in any U.S. registration document.

Australian users: The Company has prepared the interim financial statements to conform to the requirements of the Corporations Act 2001 and AASB 134 Interim Financial Reporting. A review of the interim financial information has been performed by the Company’s independent auditors to meet the requirements of Australian Auditing Standard on Review Engagements ASRE 2410 Review of a Financial Report Performed by the Independent Auditor of the Entity and users should refer to the auditor’s independence declaration and independent auditor’s review report included within this filing.

(i) Going concern

For the six months ended December 31, 2018, and 2017, the Group incurred a total comprehensive loss after income tax of $44.1 million and gain after income tax of $6.2 million, respectively, and had net cash outflows from operations of $17.5 million, and $35.2 million, respectively. As of December 31, 2018, the Group held total cash and cash equivalents of $77.0 million. The Group also received $15.0 million of gross cash proceeds from drawing a further tranche of funding from its existing credit facility with Hercules Capital, Inc. (“Hercules”) in January 2019.

The Group has committed to entering into non-dilutive commercial partnering transactions to fund operations. The Group also continues to work on various cost containment and deferment strategies. A fully discretionary equity facility remains for up to A$120.0 million/US$90.0 million over the next 6 months to provide additional funds as required. The Group may also consider equity-based financing and drawing further debt funding on current debt arrangements to fund future operational requirements.

There is uncertainty related to the Group’s ability to partner programs, raise capital or debt at terms to meet the Group’s requirements. Additionally, there is uncertainty related to the Group’s ability to sustainably maintain implemented cost reductions and further defer programs on a timely basis while achieving expected outcomes.

The continuing viability of the Group and its ability to continue as a going concern and meet its debts and commitments as they fall due are dependent upon non-dilutive funding in the form of commercial partnering transactions or equity-based financing to fund future operations, together with maintaining implemented cost containment and deferment strategies.

Management and the directors believe that the Group will be successful in the above matters and, accordingly, have prepared the financial report on a going concern basis, notwithstanding that there is a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and that it may be unable to realize its assets and liabilities in the normal course of business.

References to matters that may cast significant doubt about the Group’s ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board (“PCAOB”) standards.

(ii) New and amended standards adopted by the Group

Revenue recognition

The Group adopted IFRS 15 Revenue from Contracts with Customers on July 1, 2018, using the modified retrospective approach. Revenue from contracts with customers is measured and recognized in accordance with the five step model prescribed by the standard.

First, contracts with customers within the scope of IFRS 15 are identified. Distinct promises within the contract are identified as performance obligations. The transaction price of the contract is measured based on the amount of consideration the Group expects to be entitled from the customer in exchange for goods or services. Factors such as requirements around variable consideration, significant financing components, noncash consideration, or amounts payable to customers also determine the transaction price. The transaction is then allocated to separate performance obligations in the contract based on relative standalone selling prices. Revenue is recognized when, or as, performance obligations are satisfied, which is when control of the promised good or service is transferred to the customer. Revenues comprise commercialization and milestone revenue, research and development tax incentives and interest revenue.

There was no cumulative impact of the adoption of IFRS 15 Revenue from Contracts with Customers on July 1, 2018.

Revenues from contracts with customers comprise commercialization and milestone revenue. The Group also has revenue from research and development tax incentives and interest revenue.

Commercialization and milestone revenue

Commercialization and milestone revenue generally includes non-refundable up-front license and collaboration fees; milestone payments, the receipt of which is dependent on certain clinical, regulatory or commercial milestones; as well as royalties on product sales of licensed products, if and when such product sales occur; and revenue from the supply of products. Payment is generally due on standard terms of 30 to 60 days.

Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue or deferred consideration in our consolidated balance sheet, depending on the nature of the arrangement. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified within current liabilities. Amounts not expected to be recognized as revenue within 12 months following the balance sheet date are classified within non-current liabilities.

Milestone revenue

The Group applies the five-step method under the standard to measure and recognize milestone revenue.

The receipt of milestone payments is often contingent on meeting certain clinical, regulatory or commercial targets, and is therefore considered variable consideration. The Group estimate the transaction price of the contingent milestone using the most likely amount method. The Group includes in the transaction price some or all of the amount of the contingent milestone only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the contingent milestone is subsequently resolved. Milestone payments that are not within the control of the Group, such as regulatory approvals, are not considered highly probable of being achieved until those approvals are received. Any changes in the transaction price are allocated to all performance obligations in the contract unless the variable consideration relates only to one or more, but not all, of the performance obligations.

When consideration for milestones is a sale-based or usage-based royalty that arises from licenses of IP (such as cumulative net sales targets), revenue is recognized at the later of when (or as) the subsequent sale or usage occurs, or when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Licenses of intellectual property

When licenses of IP are distinct from other goods or services promised in the contract, the Group recognizes the transaction price allocated to the license as revenue upon transfer of control of the license to the customer. The Group evaluates all other promised goods or services in the license agreement to determine if they are distinct. If they are not distinct, they are combined with other promised goods or services to create a bundle of promised goods or services that is distinct.

The transaction price allocated to the license performance obligation is recognized based on the nature of the license arrangement. The transaction price is recognized over time if the nature of the license is a “right to access” license. This is when the Group undertakes activities that significantly affect the IP to which the customer has rights, the rights granted by the license directly expose the customer to any positive or negative effects of the Group’s activities, and those activities do not result in the transfer of a good or service to the customer as those activities occur. When licenses do not meet the criteria to be a right to access license, the license is a “right to use” license, and the transaction price is recognized at the point in time when the customer obtains control over the license.

Sales-based or usage-based royalties

Licenses of IP can include royalties that are based on the customer’s usage of the IP or sale of products that contain the IP. The Group applies the specific exception to the general requirements of variable consideration and the constraint on variable consideration for sales-based or usage-based royalties promised in a license of IP. The exception requires such revenue to be recognized at the later of when (or as) the subsequent sale or usage occurs and the performance obligation to which some or all of the sales-based or usage-based royalty has been allocated has been satisfied (or partially satisfied).

Tasly arrangement

In July 2018, the Group entered into a strategic alliance with Tasly Pharmaceutical Group (“Tasly”) for the development, manufacture and commercialization in China of the Group’s allogeneic MPC products, MPC-150-IM and MPC-25-IC. Tasly received all exclusive rights for MPC-150-IM and MPC-25-IC in China and Tasly will fund all development, manufacturing and commercialization activities in China.

The Group received a $20.0 million up-front technology access fee from Tasly upon closing of this strategic alliance in October 2018. The Group is also entitled to receive $25.0 million on product regulatory approvals in China, double-digit escalating royalties on net product sales and up to six escalating milestone payments when the product candidates reach certain sales thresholds in China.

Under IFRS 15, upon completion of this strategic alliance on September 14, 2018, the Group recognized $10.0 million in milestone revenue from the $20.0 million up-front technology access fee received from Tasly in October 2018 as this is the portion of revenue that control has been transferred to Tasly. The Group recognized the remaining $10.0 million from the $20.0 million up-front payment as deferred consideration on the consolidated balance sheet. The deferred consideration amount will be recognized in revenue when and if control transfers to Tasly based on the Group’s decision regarding the exercise of the Group’s rights in the terms and conditions of the agreement.

 No milestone revenue was recognized in relation to this strategic alliance with Tasly in the six months ended December 31, 2017.

TiGenix arrangement

In December 2017, the Group entered into a patent license agreement with TiGenix NV, now a wholly owned subsidiary of Takeda Pharmaceutical Company Limited (“Takeda”), which granted Takeda exclusive access to certain of our patents to support global commercialization of the adipose-derived mesenchymal stem cell (“MSC") product, Alofisel®, previously known as Cx601, a product candidate of Takeda, for the local treatment of fistulae.  The agreement includes the right for Takeda to grant sub-licenses to affiliates and third parties.

As part of the agreement, the Group received $5.9 million (€5.0 million) as a non-refundable up-front payment and recognized this amount in revenue in December 2017 upon receipt. In December 2018, the Group received a milestone payment of €5.0 million, the Group recognized revenue of $5.9 million (€5.0 million) pertaining to this milestone in December 2017 as all performance obligations had been satisfied at that time. The Group is entitled to further payments up to €10.0 million when Takeda reaches certain product regulatory milestones. Additionally, the Group will receive single digit royalties on net sales of Alofisel®.

In the six months ended December 31, 2017, we recognized $11.8 million in milestone revenue in relation to our patent license agreement with Takeda. Within this $11.8 million, $5.9 million (€5.0 million) was recognized in relation to the non-refundable up-front payment received upon execution of the Group’s patent license agreement with Takeda in December 2017 and $5.9 million (€5.0 million) was recognized in relation to further payments received in December 2018 for product Alofisel®. These amounts were recorded in revenue as there were no further performance obligations required in regards to these milestones.

No milestone revenue was recognized in relation to the patent license agreement with Takeda in the six months ended December 31, 2018.

JCR arrangement

In October 2013, the Group acquired all of the culture-expanded, MSC-based assets, from Osiris Therapeutics, Inc. (“Osiris”). These assets included assumption of a collaboration agreement (the “JCR Agreement”) with JCR Pharmaceuticals Co., Ltd. (“JCR”), a pharmaceutical company in Japan. Revenue recognized under this model is limited to the amount of cash received or for which the Group are entitled, as JCR has the right to terminate the agreement at any time.

Under the JCR Agreement, JCR is responsible for all development and manufacturing costs including sales and marketing expenses. Under the JCR Agreement, JCR has the right to develop our MSCs in two fields for the Japanese market: exclusive in conjunction with the treatment of hematological malignancies by the use of hematopoietic stem cells derived from peripheral blood, cord blood or bone marrow, or the First JCR Field; and non-exclusive for developing assays that use liver cells for non-clinical drug screening and evaluation, or the Second JCR Field. With respect to the First JCR Field, the Group are entitled to payments when JCR reaches certain commercial milestones and to escalating double-digit royalties. These royalties are subject to possible renegotiation downward in the event of competition from non-infringing products in Japan. With respect to the Second JCR Field, the Group are entitled to a double digit profit share. In October 2018, the Group expanded its partnership with JCR in Japan for wound healing in patients with Epidermolysis Bullosa (“EB”). The Group will receive royalties on TEMCELL product sales for EB. The Group applies the sales-based and usage-based royalty exception for licenses of intellectual property and therefore recognizes royalty revenue at the later of when the subsequent sale or usage occurs and the associated performance obligation has been satisfied.

In the six months ended December 31, 2018, the Group recognized $2.2 million in commercialization revenue relating to royalty income earned on sales of TEMCELL® Hs. Inj., a registered trademark of JCR (“TEMCELL”) in Japan by our licensee JCR, compared with $1.6 million for the six months ended December 31, 2017. These amounts were recorded in revenue as there are no further performance obligations required in regards to these items.

In the six months ended December 31, 2018 and 2017, the Group recognized $1.0 million in milestone revenue upon our licensee, JCR, reaching cumulative net sales milestones for sales of TEMCELL in Japan. These amounts were recorded in revenue as there are no further performance obligations required in regards to these items.

Financial Instruments

The Group adopted IFRS 9 Financial Instruments on July 1, 2018. IFRS 9 introduced revisions in the classification and measurement of financial instruments with a principle-based approach which is driven by cash flow characteristics and business model.

The Group has had following impacts on its financial assets and liabilities from the adoption of the new standard on July 1, 2018:

•

Accounting for non-trading equity investments – IFRS 9 requires investments in equity instruments to be recorded at fair value with changes recognized through profit or loss (FVTPL). There is an allowance for management to make an irrevocable election on initial recognition for fair value changes in non-trading equity investments to be recorded in other comprehensive income (FVOCI). On transition to IFRS 9, the Group has made an election to record its available-for-sale financial asset measured at FVOCI in an equity instrument at FVOCI. Therefore there has been no impact on the measurement of the available-for-sale financial asset on transition.

•

Accounting for financial liabilities – Under IFRS 9 there is an allowance for managing to make an irrevocable election on initial recognition for financial liabilities that are measured at amortized cost to be measured at FVTPL. The Group has not designated any of its financial liabilities carried at amortized cost as FVTPL using the fair value option upon adoption of IFRS 9 on July 1, 2018. Therefore, there has been no impact on the transition to IFRS 9 from July 1, 2018.

In the opinion of management, the interim financial data includes all adjustments, consisting only of normal recurring adjustments, necessary to a fair statement of the results for the interim periods. Other than the new and amended standards adopted by the Group above these interim financial statements follow the same accounting policies as compared to the June 30, 2018 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.

(iii) New accounting standards and interpretations not yet adopted by the Group

Certain new accounting standards and interpretations have been published that are not mandatory for the six month period ended December 31, 2018. The Group has not elected to apply any pronouncements before their operative date in the reporting period beginning July 1, 2018.

Initial application of the standards is not expected to affect any of the amounts recognized or disclosures made in the current financial report and management do not consider these new standards to have a material impact on future transactions made in relation to the Group.  The Group is in the process of assessing the impact of these new standards on its accounting policy.

The following standards applicable to the Group but are not yet adopted are summarized below:

Title of standard	IFRS 16 Leases
Key requirements

IFRS 16 eliminates the classification of leases as either operating leases or finance leases for a lessee; they are recognized on the balance sheet as they are treated in a similar way to finance leases applying IAS 17. Leases are ‘capitalized’ by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use assets) or together with property, plant and equipment. If lease payments are made over time, a financial liability is required to be recognized to represent the obligation to make future lease payments.

There is little change for the accounting for a lessor.

Impact	The Group is currently evaluating the effect that the updated IFRS 16 will have on the consolidated financial statements and related disclosures.
Effective Date	IFRS 16 must be applied for annual reporting periods beginning on or after January 1, 2019. The Group does not intend to adopt IFRS 16 before its mandatory date.